Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Reconciliation of changes in property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Total
Gross block
At April 1, 2021	201	338,463	2,284	60,160	28,785	429,893
Additions	-	5,713	-	7,013	41	12,767
Disposals/adjustment	-	(17,987)	(120)	(12,736)	(1,822)	(32,665)
Effects of movements in foreign exchange rates	6	18	18	-	15	57
At March 31, 2022	207	326,207	2,182	54,437	27,019	410,052
Additions	-	6,982	345	36,482	376	44,185
Disposals/adjustment	-	(14,868)	(99)	(19,324)	(2,249)	(36,540)
Effects of movements in foreign exchange rates	21	-	52	-	66	139
At March 31, 2023	228	318,321	2,480	71,595	25,212	417,836

Depreciation
At April 1, 2021	76	332,569	1,905	46,915	24,083	405,548
Charge for the year	76	5,688	136	6,588	2,264	14,752
Disposals/adjustment	-	(17,987)	(120)	(12,370)	(1,822)	(32,299)
Effects of movements in foreign exchange rates	4	18	18	-	14	54
At March 31, 2022	156	320,288	1,939	41,133	24,539	388,055
Charge for the year	52	3,828	168	8,761	1,500	14,309
Disposals/adjustment	-	(14,868)	(99)	(13,382)	(2,157)	(30,506)
Effects of movements in foreign exchange rates	19	-	52	-	65	136
At March 31, 2023	227	309,248	2,060	36,512	23,947	371,994

Net block
At March 31, 2022	51	5,919	243	13,304	2,480	21,997
At March 31, 2023	1	9,072	421	35,083	1,265	45,843